Deferred Tax Assets and Deferred Tax Liabilities (Details) - Schedule of deferred tax assets and liabilities - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Revenue and expense cutoff	$ 61,365	$ 57,497
Allowance for credit losses	267,783	250,906
Loss carryforward	1,417,511	1,623,542
Deferred tax assets, gross	1,746,659	1,931,945
Less: valuation allowance	(1,417,511)	(1,623,542)
Total deferred tax assets, net	329,148	308,403
Deferred tax liabilities
Depreciation of property and equipment	$ 69,948	$ 65,540